Inventory	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Inventory

6.	Inventory

	October 31, 2021	October 31, 2020
	$	$
Raw material	850,416	140,419
Finished goods	347,391	39,575

	1,197,807	179,994

The cost of inventories recognized as an expense during the twelve months ended October 31, 2021 was $8.55 million (twelve months ended October 31, 2020: $0.82 million).
The cost of inventories recognized as an expense during the twelve months ended October 31, 2021 includes a write down of $2,316,936 for finished goods and write down of $552,429 for raw materials (twelve months ended October 31, 2020: $4,360 for finished goods and $53,764 for raw materials) in respect of adjustments of inventory to net realizable value. Net realizable value of inventory is calculated as the estimated consideration under provisional pricing arrangements less the estimated cost of completion and the estimated costs necessary to make the sale.